Property, Plant and Equipment	12 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Property, plant and equipment

10. Property, plant and equipment

Changes in the Group's property, plant and equipment for the years ended June 30, 2020 and 2019 were as follows:

	Year ended June 30, 2020
	Agricultural establishments	Buildings and facilities	Machinery and equipment	Communication networks	Others (i)	Total
Net book amount at the June 30, 2018	-	4,164	763	21,386	5,278	31,591
Costs	-	10,363	2,322	87,309	10,210	110,204
Accumulated depreciation	-	(6,199)	(1,559)	(65,923)	(4,932)	(78,613)
Balances at June 30, 2018	-	4,164	763	21,386	5,278	31,591
Additions	-	174	97	4,599	2,274	7,144
Disposals	-	-	(1)	(43)	(16)	(60)
Currency translation adjustment	-	(94)	(20)	(559)	(46)	(719)
Transfer	-	190	19	-	(197)	12
Depreciation charges (ii)	-	(432)	(93)	(3,786)	(1,752)	(6,063)
Net book amount at the June 30, 2019	-	4,002	765	21,597	5,541	31,905
Costs	-	10,632	2,417	91,306	12,226	116,581
Accumulated depreciation	-	(6,630)	(1,652)	(69,709)	(6,685)	(84,676)
Balances at June 30, 2019	-	4,002	765	21,597	5,541	31,905
Additions	36	451	66	3,417	1,702	5,672
Disposals	-	(62)	(5)	(3,197)	(41)	(3,305)
Incorporation by business combination	4,024	1,614	377	-	93	6,108
Deconsolidation	-	(423)	(594)	-	(44)	(1,061)
Reclassification to assets assets held for sale	-	(274)	-	-	-	(274)
Currency translation adjustment	311	488	190	3,551	1,283	5,823
Transfers	-	(245)	(15)	377	(377)	(260)
Depreciation charges (ii)	(18)	(398)	(80)	(4,631)	(1,751)	(6,878)
Net book amount at the June 30, 2020	4,353	5,153	704	21,114	6,406	37,730
Costs	9,499	12,078	4,483	100,931	12,893	139,884
Accumulated depreciation	(5,146)	(6,925)	(3,779)	(79,817)	(6,487)	(102,154)
Balances at June 30, 2020	4,353	5,153	704	21,114	6,406	37,730

(i) Includes furniture and fixtures and vehicles.

(ii) As of June 30, 2020 and 2019, depreciation charges of property, plant and equipment were recognized: Ps. 5,938 and Ps. 5,547 in "Costs", Ps. 776 and Ps. 409 in "General and administrative expenses" and Ps. 152 and Ps. 107 in "Selling expenses", respectively in the Statements of Income (Note 23). In addition, a depreciation charge in the amount of Ps. 4,016, was recognized in "Discontinued operations" as of June 30, 2018. Likewise, a charge of $ 12 has been made in "Discontinued operations" as of June 30, 2020.